Cash	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Cash

14.	Cash

	(Unaudited) June 30, 2025	(Audited) December 31, 2024
	S$	S$

Cash at banks	9,817,809	65,195
Cash on hand	20	989

	9,817,829	66,184

Cash at banks earns interest at floating rates based on daily bank deposit rates.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

For the six-months ended June 30, 2025

(in Singapore Dollars)

15.	Cash and cash equivalents
	2024	2023
	S$	S$

Cash at banks	65,195	195,828
Cash on hand	989	1,881

	66,184	197,709
Cash at banks earns interest at floating rates based on daily bank deposit rates.